Note 9 - Segment Information	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9—SEGMENT
INFORMATION

The Company currently has
four
reporting segments: the corporate activities of the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division, the Urological Devices and Services division and a reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. Following the Ablatherm FDA clearance received on
November 9, 2015,
there is
no
more cost recorded on the FDA segment in
2016
and
2017.
The following tables set forth the key income statement figures, by segment for the first
six
months of
2018
and
2017
and the key balance sheet figures, by segment, for the
first
six
months of
2018
and
2017.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third
parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not
allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	6 months 2018	6 months 2017
Segment operating income (loss)	(1,482)	(848)
Financial income (expense), net	528	1,408
Foreign Currency exchange (losses) gains, net	456	(450)
Other income (expense), net	-	-
Income tax (expense) credit	(180)	(175)
Consolidated net profit (loss)	(679)	(65)

A summary of the Company’s operations by business unit is presented below for periods ending
June 30, 2018
and
2017:

	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2018
Sales of Goods (incl. consumables)	2,082	8,848	-	10,929
Sales of RPPs & Leases,	1,791	689	-	2,480
Sales of Spare Parts & Services	870	3,469	-	4,338
Total Net Sales	4,742	13,006	-	17,748
Other Revenues	14	-	-	14
Total Revenues	4,756	13,006	-	17,762
Gross Profit	2,326	5,236	-	7,561
Research & Development	(1,437)	(763)	-	(2,200)
SG&A + Depreciation	(2,798)	(3,405)	(640)	(6,843)
Operating income (loss)	(1,909)	1,068	(640)	(1,482)

	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2017
Sales of Goods (incl. consumables)	2,626	8,852	-	11,478
Sales of RPPs & Leases,	1,899	700	-	2,599
Sales of Spare Parts & Services	696	3,183	-	3,879
Total Net Sales	5,221	12,735	-	17,956
Other Revenues	8	32	-	40
Total Revenues	5,228	12,767	-	17,995
Gross Profit	2,794	4,774	-	7,568
Research & Development	(1,211)	(654)	-	(1,865)
SG&A + Depreciation	(2,468)	(3,316)	(768)	(6,551)
Operating income (loss)	(885)	804	(768)	(848)